Natural Gas Producing Activities (Unaudited) - Schedule of the Entity's Proved and Unproved Reserves (Details)	12 Months Ended
	Dec. 31, 2021 MBbls MMcf	Dec. 31, 2020 MMcf MBbls	Dec. 31, 2019 MMcf MBbls
Proved developed and undeveloped reserves:
Balance at January 1	19,802,092	17,469,394	21,816,776
Revision of previous estimates	(274,111)	(739,213)	(4,907,239)
Purchase	4,186,933	1,380,564	0
Sale	0	(256,663)	0
Extensions, discoveries and other additions	3,104,402	3,445,802	2,067,753
Production	(1,857,817)	(1,497,792)	(1,507,896)
Balance at December 31	24,961,499	19,802,092	17,469,394
Proved developed reserves:
Balance at January 1	13,641,345	12,443,987	11,550,161
Balance at December 31	17,218,655	13,641,345	12,443,987
Proved undeveloped reserves:
Balance at January 1	6,160,747	5,025,407	10,266,615
Balance at December 31	7,742,844	6,160,747	5,025,407
Natural Gas
Proved developed and undeveloped reserves:
Balance at January 1	18,865,013	16,677,202	20,805,452
Revision of previous estimates	(568,814)	(781,668)	(4,722,799)
Purchase	4,186,933	1,209,326	0
Sale	0	(254,930)	0
Extensions, discoveries and other additions	2,786,850	3,433,857	2,029,683
Production	(1,746,317)	(1,418,774)	(1,435,134)
Balance at December 31	23,523,665	18,865,013	16,677,202
Proved developed reserves:
Balance at January 1	12,750,312	11,811,521	10,887,953
Balance at December 31	16,152,083	12,750,312	11,811,521
Proved undeveloped reserves:
Balance at January 1	6,114,701	4,865,681	9,917,499
Balance at December 31	7,371,582	6,114,701	4,865,681
Natural Gas Liquids
Reserve Quantities [Line Items]
Million cubic feet per thousand barrel	6
Proved developed and undeveloped reserves:
Balance at January 1	148,762	126,955	162,395
Revision of previous estimates	46,868	6,825	(30,312)
Purchase	0	25,879	0
Sale	0	(289)	0
Extensions, discoveries and other additions	47,120	1,757	6,177
Production	(16,958)	(12,365)	(11,305)
Balance at December 31	225,792	148,762	126,955
Proved developed reserves:
Balance at January 1	141,489	100,945	106,879
Balance at December 31	169,781	141,489	100,945
Proved undeveloped reserves:
Balance at January 1	7,273	26,010	55,516
Balance at December 31	56,011	7,273	26,010
Oil
Reserve Quantities [Line Items]
Million cubic feet per thousand barrel	6
Proved developed and undeveloped reserves:
Balance at January 1 | MBbls	7,417	5,077	6,159
Revision of previous estimates | MBbls	2,249	250	(428)
Purchase | MBbls	0	2,660	0
Sale | MBbls	0	0	0
Extensions, discoveries and other additions | MBbls	5,805	234	168
Production | MBbls	(1,625)	(804)	(822)
Balance at December 31 | MBbls	13,846	7,417	5,077
Proved developed reserves:
Balance at January 1 | MBbls	7,016	4,466	3,489
Balance at December 31 | MBbls	7,981	7,016	4,466
Proved undeveloped reserves:
Balance at January 1 | MBbls	401	611	2,670
Balance at December 31 | MBbls	5,865	401	611